UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21359

                Managed Duration Investment Grade Municipal Fund
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               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 7th Floor
                           --------------------------
                               New York, NY 10166
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              (Address of principal executive offices) (Zip code)

                               Clifford D. Corso
                               -----------------
                           200 Park Avenue, 7th Floor
                           --------------------------
                               New York, NY 10166
                               ------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-527-1800

                        Date of fiscal year end: July 31

             Date of reporting period: July 1, 2015 - June 30, 2016

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21359
Reporting Period: 07/01/2015 - 06/30/2016
MANAGED DURATION INVESTMENT GRADE MUNICIPAL FUND









=============== MANAGED DURATION INVESTMENT GRADE MUNICIPAL FUND ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Duration Investment Grade Municipal Fund
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By:      /s/ Clifford D. Corso
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Name:    Clifford D. Corso
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Title:   President and Chief Executive Officer
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Date:    August 17, 2016
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